Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of intangible assets	Breakdown of intangible assets

		12/31/2024			12/31/2023
	Annual amortization rate	Historical cost	(Accumulated amortization)	Carrying amount	Historical cost	(Accumulated amortization)	Carrying amount
Development costs	20%	530,228	(204,850)	325,378	360,818	(119,107)	241,711
Intangible assets in progress	—	460,783	—	460,783	288,045	—	288,045
Software	17%	628,654	(381,765)	246,889	457,210	(283,993)	173,217
Customer portfolio	20%	13,965	(9,237)	4,728	13,965	(7,369)	6,596
Goodwill	—	798,275	—	798,275	635,735	—	635,735
Total		2,431,905	(595,852)	1,836,053	1,755,773	(410,469)	1,345,304

Summary of changes in intangible assets	Changes in intangible assets

	12/31/2023	Addition	Write-offs	Transfers	Business Combination	Amortization	12/31/2024
Development costs	241,711	17,117	—	152,293	—	(85,743)	325,378
Intangible assets in progress	288,045	310,570	(7,269)	(146,777)	16,214	—	460,783
Software	173,217	99,996	(120)	(5,516)	77,084	(97,772)	246,889
Customer portfolio	6,596	—	—	—	—	(1,868)	4,728
Goodwill	635,735	—	—	—	162,540	—	798,275
Total	1,345,304	427,683	(7,389)	—	255,838	(185,383)	1,836,053

	12/31/2022	Addition	Write-offs	Transfers	Business Combination	Amortization	12/31/2023
Development costs	185,565	40,746	(195)	86,648	—	(71,053)	241,711
Intangible assets in progress	279,675	143,625	(188)	(135,067)	—	—	288,045
Software	132,217	72,338	(42)	48,419	—	(79,715)	173,217
Customer portfolio	8,376	—	—	—	—	(1,781)	6,596
Goodwill	632,796	—	—	—	2,939	—	635,735
Total	1,238,629	256,709	(425)	—	2,939	(152,549)	1,345,304